Cover Page	3 Months Ended
Mar. 31, 2024
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	ALLURION TECHNOLOGIES, INC.
Entity Central Index Key	0001964979
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-2182207
Entity Address, Address Line One	11 Huron Drive
Entity Address, City or Town	Natick
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01760
City Area Code	508
Local Phone Number	647-4000
Entity Primary SIC Number	3841
Amendment Description	EXPLANATORY NOTEOn September 18, 2023, Allurion Technologies, Inc. (“Allurion,” the “Company” or “we”) filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-1 (File No. 333-274564) (as amended, the “Registration Statement”). The Registration Statement was initially declared effective by the SEC on December 15, 2023 and initially registered: (1) up to 37,428,658 shares of our common stock, par value $0.0001 per share (“Common Stock”) issued or issuable in connection with the business combination (the “Business Combination”) between Allurion and Compute Health Acquisition Corp. (“Compute Health”) pursuant to that certain Business Combination Agreement, dated as of February 9, 2023 (as amended, the “Business Combination Agreement”), by and among Allurion, the entity formerly known as Allurion Technologies, Inc. prior to the Business Combination (now known as Allurion Technologies, LLC or “Legacy Allurion”), Compute Health, Compute Health Corp. (“Merger Sub I”) and Compute Health LLC (“Merger Sub II” and, together with Merger Sub I, the “Merger Subs”), including (i) (a) 26,491,556 shares of Common Stock issued to certain Selling Securityholders for their portion of the Aggregate Intermediate Merger Closing Merger Consideration (as defined in the prospectus in the accompanying registration statement) in connection with the consummation of the Business Combination in exchange for shares of common stock of Legacy Allurion purchased at effective purchase prices ranging from $0.01 per share to $18.19 per share of Common Stock and (b) 2,737,143 shares of Common Stock issued to Compute Health Sponsor LLC (the “Sponsor”) in connection with the Business Combination in exchange for shares of Compute Health Class A common stock purchased at an effective purchase price per share of $7.04 (collectively clauses (a) and (b), the “Merger Consideration Shares”), (ii) 1,400,000 shares of Common Stock (“Backstop Shares”) issued to certain entities that have engaged RTW Investments, LP as investment manager (collectively, “RTW”) and CFIP2 ALLE LLC (the “Fortress Investor”) pursuant to the Backstop Agreement (the “Backstop Agreement”), dated as of May 2, 2023, by and among Hunter Ventures Limited (“HVL”), Allurion, Legacy Allurion, RTW and the Fortress Investor, an affiliate of Fortress Credit Corp. (“Fortress”) at no cash cost to RTW or the Fortress Investor as consideration for RTW’s and the Fortress Investor’s respective purchase obligations thereunder, (iii) 387,696 shares of Common Stock (the “HVL Additional Shares”) issued to HVL pursuant to the Side Letter Termination Agreement, dated as of May 2, 2023, by and among Allurion, Legacy Allurion, Romulus Growth Allurion L.P. and HVL (the “HVL Termination Agreement”) at an effective purchase price of $5.00 per share, (iv) 250,000 shares of Common Stock issued to RTW (the “Additional RTW Shares”) pursuant to that certain amended and restated letter agreement, dated as of May 2, 2023, by and among Allurion, Legacy Allurion, Compute Health, Merger Sub II and RTW (the “Amended and Restated RTW Side Letter”) at no cash cost to RTW, (v) 250,000 shares of Common Stock (the “Additional Fortress Shares”) issued to the Fortress Investor pursuant to the Credit Agreement and Guaranty, dated as of August 1, 2023, by and among Legacy Allurion, as the borrower, Allurion, the guarantors from time to time party thereto, the lenders from time to time party thereto and Fortress, as administrative agent (the “Fortress Credit Agreement”) at no cash cost to Fortress or the Fortress Investor as partial consideration for loans made by Fortress thereunder, (vi) 525,568 shares of Common Stock issued to the Sponsor pursuant to the conversion of certain amounts of certain loans borrowed by Compute Health from the Sponsor or any of its affiliates that were outstanding as of the consummation of the Business Combination at a conversion price of $7.04 per share (the “Sponsor Loan Equity Issuance”), and (vii) 5,386,695 shares of Common Stock (the “PIPE Shares”) purchased at the closing of the Business Combination by a number of subscribers (the “PIPE Investors”) at a subscription price of $7.04 per share pursuant to separate PIPE subscription agreements, each dated as of February 9, 2023, by and among Compute Health, Allurion and such PIPE Investors (the “PIPE Subscription Agreements”); and (2) (i) up to an aggregate of 371,935 shares of Common Stock issuable upon the exercise of warrants to purchase shares of our Common Stock, at exercise prices that range from $0.02 per share to $12.14 per share, that were converted from Legacy Allurion Warrants (as defined in this prospectus and the related registration statement) in connection with the Business Combination (the “Rollover Warrants”) and (ii) the issuance by us of up to 18,759,838 shares of Common Stock issuable upon the exercise of public warrants to purchase shares of Common Stock, at an exercise price of $8.10 per share, that were originally issued in the initial public offering of Compute Health (the “Public Warrants”). We are filing this Post-Effective Amendment No. 1 to Form S-1 (“Post-Effective Amendment No. 1”) to, among other things, include updated information with respect to the business and financial condition and results of operations of the Company, including audited financial statements as of December 31, 2023 and unaudited financial statements as of March 31, 2024, as well as regarding the Selling Stockholders named in the prospectus, including a decrease in the number of shares of Common Stock being offered by the Selling Securityholders to 56,548,268 shares of Common Stock to reflect sales or other dispositions of such securities by the Selling Securityholders since the filing of the Registration Statement and to provide additional updates related to the Selling Securityholders. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	11 Huron Drive
Entity Address, City or Town	Natick
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01760
City Area Code	508
Local Phone Number	647-4000
Contact Personnel Name	Shantanu Gaur